Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 44,660		¥ 44,660		¥ 35,968
Accumulated impairments and downward adjustments	(13,252)		(13,252)		(13,428)
Accumulated upward adjustments	253		253		¥ 112
Impairments and downward adjustments	(187)	¥ 0	(961)	¥ (38)
Upward adjustments	¥ 46	¥ 5	¥ 142	¥ 43